Summarized Financial Information in Equity Method Investees, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 81,659	¥ 95,851
Non-current assets	453,207	432,082
Current liabilities	198,503	201,243
Long-term liabilities	388,539	304,393
Equity	(52,176)	22,297
Redeemable preferred stock	1,325	1,233
Noncontrolling interests	20,057	20,084
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Current assets	1,033,019	1,149,820
Non-current assets	489,555	1,029,096
Current liabilities	706,921	940,243
Long-term liabilities	337,157	519,818
Equity	478,496	718,855
Noncontrolling interests	¥ 155	¥ 7,821